Leases	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Leases
13	LEASES
As Lessee
The Group leases land and buildings, office equipment, and other tangible and intangible assets from third parties under lease contracts.

Right of use assets
The carrying amount of right of use assets at March 31, 2024 and 2023 consisted of the following:

	Net carrying amount		Depreciation
	At March 31,		For the fiscal year ended March 31,
	2024	2023	2024	2023
	(In millions)
Land and buildings	¥364,112	¥380,615	¥75,589	¥77,407
Other tangible assets (1)	33,634	26,382	13,285	11,917
Intangible assets (2)	19,434	6,302	8,057	5,437

Total	¥417,180	¥413,299	¥96,931	¥94,761

(1)	Other tangible assets include mainly office equipment, machinery and vehicles.
(2)	Intangible assets include mainly software.

The additions of right of use assets for the fiscal years ended March 31, 2024 and 2023 were ¥91,025 million and ¥123,256 million, respectively. The Group leases mainly land and buildings for its head offices and branches.
Lease liabilities
The maturity analysis of lease liabilities at March 31, 2024 and 2023 were as follows:

	At March 31, 2024	At March 31, 2023

	(In millions)
Not later than one year	¥84,555	¥76,929
Later than one year and not later than five years	196,289	183,516
Later than five years	177,791	183,993

Total	458,635	444,438
Less: Future interest charges	(35,992)	(27,441)

Lease liabilities (1)	¥422,643	¥416,997

(1)	Lease liabilities is included in “Borrowings” in the consolidated statements of financial position. See Note 19 “Borrowings.”
For the fiscal years ended March 31, 2024 and 2023, ¥5,815 million and ¥3,905 million were recognized as interests on lease liabilities, respectively and ¥100,518 million and ¥94,522 million were recognized as total cash outflow for leases, respectively.
As Lessor
The Group leases assets to third parties under finance leases or operating leases, including machinery, equipment, aircraft, vessels and property.

Finance lease receivable
The maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received at March 31, 2024 and 2023 were as follows:

	At March 31, 2024
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)

	(In millions)
Not later than one year	¥96,610	¥15,326	¥81,284	¥1,470
Later than one year and not later than two years	76,635	9,770	66,865	6,349
Later than two years and not later than three years	28,625	6,640	21,985	4,743
Later than three years and not later than four years	24,469	6,214	18,255	2,534
Later than four years and not later than five years	14,577	5,046	9,531	9,268
Later than five years	140,279	39,960	100,319	1,952

Total	¥381,195	¥82,956	¥298,239	¥26,316

	At March 31, 2023
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥38,510	¥14,944	¥23,566	¥862
Later than one year and not later than two years	30,015	9,813	20,202	2,413
Later than two years and not later than three years	65,669	10,064	55,605	5,975
Later than three years and not later than four years	25,616	8,536	17,080	6,111
Later than four years and not later than five years	21,687	7,519	14,168	4,158
Later than five years	213,275	66,950	146,325	11,446

Total	¥394,772	¥117,826	¥276,946	¥30,965

(1)	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.
Accumulated allowance for net investment in the lease amounting to ¥890 million and ¥824 million were measured under IFRS 9 at March 31, 2024 and 2023, respectively. For the fiscal years ended March 31, 2024 and 2023, ¥13,487 million and ¥10,427 million were recognized as finance income on net investment in the lease, respectively.
Operating lease receivable
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31, 2024 and 2023 were as follows:

	At March 31, 2024	At March 31, 2023

	(In millions)
Not later than one year	¥202	¥35,656
Later than one year and not later than two years	202	28,742
Later than two years and not later than three years	202	20,763
Later than three years and not later than four years	202	14,424
Later than four years and not later than five years	202	9,374
Later than five years	66	11,056

Total	¥1,076	¥120,015

For
the
fiscal years ended March 31, 2024 and 2023, ¥37,386 million and ¥39,654 million were recognized as income from operating leases, respectively.